Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,611,000.00
Total Fee Amount	6,851.28
Total Offset Amount	0.00
Net Fee	$ 6,851.28
Offering Table N/A
Offset Table N/A	N/A